ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Funds held for customers		$ 748,181	$ 650,946
Trade accounts payable		249,610	206,980
Compensation and benefits		222,470	246,109
Contract liabilities	$ 170,168	197,564	183,625	$ 174,367
Payment network fees		221,349	244,744
Income taxes		206,917	136,395
Interest		171,220	166,039
Third-party commissions		86,955	92,827
Operating leases		58,036	64,371
Miscellaneous taxes and withholdings		57,883	53,055
Third-party processing fees		36,251	29,593
Unclaimed property		24,328	22,552
Audit and legal		15,575	16,723
Current portion of accrued buyout liability		14,358	13,719
Other		315,462	255,845
Accounts payable and accrued liabilities	$ 2,401,274	2,626,159	2,383,523
Noncurrent accrued buyout liability		$ 23,500	$ 69,100